Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of related party [Abstract]
Short-term employee benefits	$ 9.9	$ 11.7
Post-employment benefits	1.3	1.0
Share-based payments	4.4	2.3
Key management personnel compensation	$ 15.6	$ 15.0